FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2020
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 4:FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The following table present assets and liabilities measured at fair value on a recurring basis as of June 30, 2020:

	June 30, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$530	$-	$530

Total financial assets	$-	$530	$-	$530

Liabilities:
Derivative liabilities	-	2	-	2

Total financial liabilities	$-	$2	$-	$2

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$73	$-	$73

Total financial assets	$-	$73	$-	$73